GuidePath® Growth Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of Shares		Value
	INVESTMENT COMPANIES - 99.01%
	Exchange Traded Funds - 74.35%
26,232	Invesco QQQ Trust Series 1 (a)	$7,352,305
1,353,513	iShares Core MSCI Emerging Markets ETF (a)	66,403,348
44,811	iShares Core MSCI Europe ETF (a)	2,014,702
704,135	iShares Core S&P Small-Cap ETF	65,069,115
370,300	iShares MSCI ACWI ETF	31,064,467
230,264	iShares MSCI Switzerland ETF (a)	9,562,864
243,680	JPMorgan Beta Builders Canada ETF	14,313,763
1,529,068	Schwab U.S. Large-Cap ETF (a)	68,288,177
1,051,075	Schwab U.S. Large-Cap Growth ETF	60,951,839
187,635	SPDR S&P 600 Small Cap Growth ETF (a)	13,228,267
180,959	Vanguard FTSE All World ex-US Small-Cap ETF (a)	18,676,778
2,522,051	Vanguard FTSE Developed Markets ETF (a)	102,899,681
280,651	Vanguard Global ex-U.S. Real Estate ETF	12,424,420
203,208	Vanguard Real Estate ETF (a)	18,514,281
869,915	Vanguard Russell 1000 Growth ETF (a)	48,958,816
122,092	Vanguard Russell 2000 Growth	18,316,242
512,894	Vanguard S&P 500 ETF (a)	177,912,671
55,294	Vanguard Value ETF	7,292,173
		743,243,909
	Mutual Funds - 24.66%
1,641,777	AMCAP Fund - Class F3	49,220,472
844,014	American Funds - Fundamental Investors - Class F3	49,552,057
574,101	American Funds - New Economy Fund - Class F3	24,703,582
510,001	American Funds - New Perspective Fund - Class F3	24,714,629
664,618	American Funds - SMALLCAP World Fund, Inc. - Class F3	37,045,823
1,182,157	American Funds - The Growth Fund of America - Class F3	61,294,828
		246,531,391
	Total Investment Companies (Cost $821,722,248)	989,775,300

	SHORT TERM INVESTMENTS - 1.00%
	Money Market Funds - 1.00%
10,006,588	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.24% (b)	10,006,588
	Total Short Term Investments (Cost $10,006,588)	10,006,588
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 14.23%
142,214,099	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.64% (b)	142,214,099
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $142,214,099)	142,214,099

	Total Investments (Cost $973,942,935) - 114.24%	1,141,995,987
	Liabilities in Excess of Other Assets - (14.24)%	(142,373,986)
	TOTAL NET ASSETS - 100.00%	$999,622,001

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2022.